Investment Objectives and Goals	Jul. 09, 2026
Overlay Shares Enhanced Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	OVERLAY SHARES ENHANCED EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Overlay Shares Enhanced Equity Fund (the “Enhanced Equity Fund” or the “Fund”) seeks capital appreciation.
Overlay Shares Hedged Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	OVERLAY SHARES HEDGED EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Overlay Shares Hedged Equity Fund (the “Hedged Equity Fund” or the “Fund”) seeks capital appreciation.